General (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2022	Feb. 28, 2022	Sep. 30, 2015	Dec. 31, 2021
BARDA [Member]
Disclosure of associates [line items]
Contract amount for development and manufacturing			$ 112,000	$ 168,000
Events after reporting period [Member]
Disclosure of associates [line items]
Number Of Ordinary Shares Issuable	5,208,333
Shares issued price in initial public offering	$ 1.92
Net proceeds from the issue of shares	$ 10,000
Events after reporting period [Member] | BARDA [Member]
Disclosure of associates [line items]
Supplemental funding support the NexoBrid BLA resubmission		$ 9,000